Taxation - Summary of Movements in Deferred Tax Assets and Liabilities (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Movement in deferred tax assets and liabilities [line items]
Net deferred tax assets/(liabilities) at beginning of period		¥ (7,360)	¥ (15,199)
(Charged)/Credited to net profit		11,657	6,741
(Charged)/Credited to other comprehensive income
- Available-for-sale securities		23,776	677
- Portion of fair value changes on available-for-sale securities attributable to participating policyholders		(6,530)	448
- Others		492	(27)
Net deferred tax assets/(liabilities) at end of period		22,035	(7,360)
Insurance [member]
Movement in deferred tax assets and liabilities [line items]
Net deferred tax assets/(liabilities) at beginning of period	[1]	7,644	4,334
(Charged)/Credited to net profit	[1]	1,612	2,862
(Charged)/Credited to other comprehensive income
- Portion of fair value changes on available-for-sale securities attributable to participating policyholders	[1]	(6,530)	448
Net deferred tax assets/(liabilities) at end of period	[1]	2,726	7,644
Investments [member]
Movement in deferred tax assets and liabilities [line items]
Net deferred tax assets/(liabilities) at beginning of period	[2]	(18,202)	(22,386)
(Charged)/Credited to net profit	[2]	3,025	3,534
(Charged)/Credited to other comprehensive income
- Available-for-sale securities	[2]	23,776	677
- Others	[2]	492	(27)
Net deferred tax assets/(liabilities) at end of period	[2]	9,091	(18,202)
Others [member]
Movement in deferred tax assets and liabilities [line items]
Net deferred tax assets/(liabilities) at beginning of period	[3]	3,198	2,853
(Charged)/Credited to net profit	[3]	7,020	345
(Charged)/Credited to other comprehensive income
Net deferred tax assets/(liabilities) at end of period	[3]	¥ 10,218	¥ 3,198

[1]	The deferred tax liabilities arising from the insurance category are mainly related to the change of long-term insurance contract liabilities at 31 December 2008 as a result of the first time adoption of IFRSs in 2009 and the temporary differences of short-term insurance contract liabilities and policyholder dividends payable.
[2]	The deferred tax arising from the investments category is mainly related to the temporary differences of unrealised gains/(losses) on available-for-sale securities, securities at fair value through profit or loss, and others.
[3]	The deferred tax arising from the others category is mainly related to deductible losses available for use in future years, and the temporary differences of employee salaries and welfare costs payable.